Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014
Cash flows from operating activities:
Net loss	$ (4,983,914)	$ (14,159,607)	$ (8,363,434)	$ (25,088,070)	$ (12,431,413)
Adjustments to reconcile net loss to net cash (used in)operating activities:
Amortization and depreciation	90,127	180,382	180,040	360,582	352,429
Amortization of debt issuance costs		604,628		103,598	120,000
Amortization of discount on convertible notes		2,121,491	1,044,340	2,145,010	3,807,320
Amortization of discount on related party notes	60,699	94,344	60,699	523,614
Gain on settlement of accounts payable					(183,944)
Loss on the sale of fixed asset				583
Change in fair value of derivative liability	805,575	(646,505)	805,575	838,643
Inducement interest expense	353,333	1,624,324	353,333	1,526,254	193,160
Loss on extinguishment of convertible notes		584,177
Interest expense associated with conversion inducement		757,611	353,333
Interest expense associated with extension of warrant expiration		866,713
Stock-based compensation		590,661	287,847	631,302	928,413
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses		139,857	90,039	(498,928)	(348,972)
Increase (decrease) in accounts payable, accrued salaries and severance, accrued license fees, accrued interest and accrued liabilities		350,119	270,701	7,440,554	176,064
Net cash (used in) operating activities		(8,516,129)	(5,270,860)	(12,016,858)	(7,386,943)
Cash flows from investing activities:
Furniture and equipment purchases			(16,052)	(18,585)	(19,220)
Net cash (used in) investing activities			(16,052)	(18,585)	(19,220)
Cash flows from financing activities:
Payments on indebtedness to related parties					(500,000)
Proceeds from sale of common stock and warrants		12,941,248
Payments on convertible notes payable					(500,000)
Payments of debt issuance costs				(423,104)	(120,000)
Payment of offering costs		(1,433,569)			(2,084,063)
Proceeds from sale of common stock					13,642,667
Proceeds from issuance of convertible note payable			2,000,000	7,481,050	1,200,000
Proceeds from exercise of warrants			777,333	1,141,435	50,000
Payment of principal and interest on convertible notes payable		(789,140)
Net cash provided by financing activities		10,718,539	2,777,333	8,199,381	11,688,604
Net change in cash		2,202,410	(2,509,579)	(3,836,062)	4,282,441
Cash, beginning of period		1,050,060	4,886,122	4,886,122	603,681
Cash, end of period	2,376,543	3,252,470	2,376,543	1,050,060	4,886,122
Cash paid during the period for:
Income taxes			2,198	3,142
Interest		26,890	142,926	203,864	311,991
Non-cash investing and financing transactions:
Common stock issued upon conversion of convertible debt		7,947,342	1,175,000	4,221,250	2,459,000
Common stock issued or to be issued for accrued interest payable		$ 143,479	729	138,373	58,518
Original issue discount and intrinsic value of beneficial conversion feature related to debt issued with warrants					1,200,000
Preferred and common stock subject to rescission liability				378,000	158,500
Amortization of deferred offering costs related to rescission liability				68,292	28,638
Accounts payable extinguished through settlements					$ 183,944
Original issue discount related to valuation of compound embedded derivative of convertible note payable issued with anti-dilution feature			767,038	1,170,264
Original issue discount related to valuation of relative fair value of warrants issued with convertible note payable	$ 158,345		$ 158,345	$ 2,220,143
Warrants issued for debt discount on convertible notes payable				285,118